Financial Risk Management and Fair Values of Financial Instruments - Summary of Assets Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [Line Items]
Total	¥ 27,682	¥ 4,093
Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets [Line Items]
Equity securities measured at FVOCI (non-recycling)	1,838	3,323
Financial assets measured at FVPL	2,494	770
Debt securities measured at FVOCI (recycling)	23,350
Total	27,682	4,093
Recurring fair value measurement [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Equity securities measured at FVOCI (non-recycling)	1,786	3,268
Financial assets measured at FVPL	1,465	151
Debt securities measured at FVOCI (recycling)	23,350
Total	26,601	3,419
Recurring fair value measurement [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets measured at FVPL	100	51
Total	100	51
Recurring fair value measurement [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Equity securities measured at FVOCI (non-recycling)	52	55
Financial assets measured at FVPL	929	568
Total	¥ 981	¥ 623